GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2020	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Total intangible assets, gross		$ 1,210,000	$ 1,210,000	$ 1,340,000
Less: accumulated amortization		(563,444)	(507,222)	(376,889)
Total intangible accumulated amortization		(563,444)	(507,222)
Total intangible assets, net		$ 646,556	$ 702,778	963,111
Useful life		6 years	6 years 2 months 12 days
Screenplay Brand [Member]
Total intangible assets, gross				130,000
Customer Relationships [Member]
Total intangible assets, gross		$ 1,012,000	$ 1,012,000	1,012,000
Useful life		9 years	9 years
Non-recoverable license content assets [Member]
Total intangible assets, gross		$ 198,000	$ 198,000	$ 198,000
Useful life		2 years	2 years
Technology [Member]
Useful life	2 years